Segment Information - (Revenue and Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
Long-Lived Assets	[1]					2,310.6	1,927.3
LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 970.5	$ 975.1	$ 2,753.8	$ 2,899.1	4,016.9	3,854.8	3,604.3
Long-Lived Assets						3,239.5	3,206.4
Canada | LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						76.9	63.1	56.8
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	[1]					2,047.6	1,736.5
United States | LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						3,140.1	3,129.8	3,016.8
Long-Lived Assets						3,063.2	3,023.5
Other Foreign | LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						799.9	661.9	$ 530.7
Long-Lived Assets						$ 176.3	$ 182.9

[1]	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.